Commitments and Contingencies (Details)	Sep. 30, 2016 USD ($)
Operating Leases, Future Minimum Payments [Abstract]
Remaining 2016	$ 5,948
Year ending September 30, 2017	23,793
Year ending September 30, 2018	17,845
Total	$ 47,586